UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05482

DWS High Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2012 Semiannual Report to Shareholders

DWS High Income Trust Ticker Symbol: KHI

Contents
3 Performance Summary
5 Portfolio Management
5 Portfolio Summary
7 Investment Portfolio
31 Statement of Assets and Liabilities
32 Statement of Operations
33 Statement of Cash Flows
34 Statement of Changes in Net Assets
35 Financial Highlights
37 Notes to Financial Statements
48 Dividend Reinvestment Plan
50 Additional Information
52 Privacy Statement

The fund seeks, through a professionally managed, diversified portfolio of income-producing securities, the highest current income obtainable consistent with reasonable risk as determined by the Advisor. As a secondary objective, the fund seeks capital gains where consistent with its primary objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2012 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/12
DWS High Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	9.13%	5.65%	19.92%	6.53%	9.42%
Based on Market Price(a)	5.41%	-2.81%	26.07%	6.65%	7.17%
Credit Suisse High Yield Index(b)	7.30%	4.52%	16.64%	7.00%	9.17%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(c)	9.05%	4.00%	20.02%	1.12%	9.22%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/12	As of 11/30/11
Net Asset Value	$9.45	$9.11
Market Price	$9.98	$9.96

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/12: Income Dividends	$.49
May Income Dividend	$.0750
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/12+	9.52%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/12+	9.02%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Morningstar Rankings — Closed-End High Yield Bond Funds Category as of 5/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	8	of	39	19
3-Year	16	of	37	42
5-Year	12	of	37	31
10-Year	10	of	25	38

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Head of U.S. High Yield Bonds, Retail: New York.

• Joined Deutsche Asset Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the U.S. Army from 1988 to 1991.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 126.0%
Consumer Discretionary 22.6%
AMC Entertainment, Inc., 8.75%, 6/1/2019		705,000	754,350
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		90,000	99,900
American Achievement Corp., 144A, 10.875%, 4/15/2016		135,000	95,175
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	488,062
8.375%, 11/15/2020		235,000	252,625
AutoNation, Inc., 6.75%, 4/15/2018		300,000	324,000
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		270,000	279,450
9.625%, 3/15/2018		135,000	146,644
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		70,000	58,450
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	442,775
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	539,275
Cablevision Systems Corp.:
7.75%, 4/15/2018		70,000	71,488
8.0%, 4/15/2020		70,000	72,975
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020		435,000	433,369
10.0%, 12/15/2018		230,000	155,250
11.25%, 6/1/2017		1,620,000	1,721,250
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	243,775
CCO Holdings LLC:
6.5%, 4/30/2021		305,000	311,862
6.625%, 1/31/2022		510,000	522,112
7.0%, 1/15/2019		125,000	131,563
7.25%, 10/30/2017		1,190,000	1,276,275
7.375%, 6/1/2020		65,000	69,550
7.875%, 4/30/2018		2,535,000	2,718,787
8.125%, 4/30/2020		75,000	82,500
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		1,900,000	2,002,125
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	87,550
Clear Channel Communications, Inc., 9.0%, 3/1/2021		75,000	64,500
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		720,000	686,625
Series A, 9.25%, 12/15/2017		95,000	101,650
Series B, 9.25%, 12/15/2017		145,000	155,875
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	167,788
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		140,000	127,400
DineEquity, Inc., 9.5%, 10/30/2018		320,000	347,600
DISH DBS Corp.:
6.625%, 10/1/2014		590,000	623,925
6.75%, 6/1/2021		80,000	82,600
7.125%, 2/1/2016		550,000	588,500
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		455,000	284
Gannett Co., Inc.:
6.375%, 9/1/2015		285,000	302,100
7.125%, 9/1/2018		285,000	302,100
9.375%, 11/15/2017		285,000	317,775
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	415,125
Harron Communications LP, 144A, 9.125%, 4/1/2020		325,000	340,437
Hertz Corp.:
6.75%, 4/15/2019		90,000	92,025
144A, 6.75%, 4/15/2019		250,000	255,625
7.5%, 10/15/2018		930,000	968,362
Levi Strauss & Co., 7.625%, 5/15/2020		200,000	209,250
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		145,000	145,363
Limited Brands, Inc., 7.0%, 5/1/2020		185,000	204,425
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	310,294
Mediacom Broadband LLC, 8.5%, 10/15/2015		655,000	673,012
Mediacom LLC:
144A, 7.25%, 2/15/2022		125,000	125,313
9.125%, 8/15/2019		295,000	319,337
MGM Resorts International:
7.5%, 6/1/2016		105,000	107,363
7.625%, 1/15/2017		290,000	293,263
144A, 8.625%, 2/1/2019		975,000	1,031,062
9.0%, 3/15/2020		280,000	306,600
10.0%, 11/1/2016		120,000	131,400
10.375%, 5/15/2014		300,000	337,500
11.125%, 11/15/2017		405,000	453,600
Michaels Stores, Inc., 13.0%, 11/1/2016		47,000	50,055
National CineMedia LLC:
144A, 6.0%, 4/15/2022		245,000	244,388
7.875%, 7/15/2021		260,000	271,700
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	973,350
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	219,569
Penske Automotive Group, Inc., 7.75%, 12/15/2016		655,000	677,925
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	177,375
Regal Entertainment Group, 9.125%, 8/15/2018		185,000	201,188
Sabre Holdings Corp., 8.35%, 3/15/2016		165,000	150,975
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	241,875
144A, 7.804%, 10/1/2020		410,000	407,913
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		920,000	1,037,300
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		290,000	313,200
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	206,538
Travelport LLC:
5.113%**, 9/1/2014		315,000	199,238
9.0%, 3/1/2016		40,000	25,800
UCI International, Inc., 8.625%, 2/15/2019		125,000	127,500
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	691,389
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019		515,000	529,162
144A, 8.125%, 12/1/2017		1,175,000	1,239,625
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		60,000	58,500
144A, 7.875%, 11/1/2020		140,000	143,150
144A, 8.5%, 5/15/2021		75,000	72,375
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	530,000	652,069
144A, 9.75%, 4/15/2018	EUR	450,000	584,246
Videotron Ltd., 9.125%, 4/15/2018		395,000	431,537
Visant Corp., 10.0%, 10/1/2017		235,000	222,075
Visteon Corp., 6.75%, 4/15/2019		460,000	458,275
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	191,250
			34,768,757
Consumer Staples 4.7%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	151,125
B&G Foods, Inc., 7.625%, 1/15/2018		275,000	294,250
Central Garden & Pet Co., 8.25%, 3/1/2018		230,000	230,000
Constellation Brands, Inc., 6.0%, 5/1/2022		110,000	116,875
Darling International, Inc., 8.5%, 12/15/2018		465,000	519,056
Del Monte Corp., 7.625%, 2/15/2019		435,000	421,950
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		125,000	130,781
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		270,000	243,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	171,900
NBTY, Inc., 9.0%, 10/1/2018		140,000	151,550
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	158,400
Smithfield Foods, Inc.:
7.75%, 7/1/2017		610,000	674,050
10.0%, 7/15/2014		2,455,000	2,823,250
SUPERVALU, Inc., 8.0%, 5/1/2016		210,000	209,475
Tops Holding Corp., 10.125%, 10/15/2015		360,000	383,400
TreeHouse Foods, Inc., 7.75%, 3/1/2018		290,000	313,200
U.S. Foodservice, 144A, 8.5%, 6/30/2019		215,000	216,613
			7,208,875
Energy 15.4%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		370,000	331,150
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		120,000	102,900
7.25%, 10/1/2020		115,000	98,325
144A, 7.25%, 6/15/2021		195,000	166,237
8.75%, 8/1/2016		345,000	331,200
Berry Petroleum Co.:
6.75%, 11/1/2020		115,000	119,025
10.25%, 6/1/2014		380,000	427,500
Bill Barrett Corp.:
7.0%, 10/15/2022		125,000	118,750
7.625%, 10/1/2019		60,000	59,850
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		115,000	119,313
Chaparral Energy, Inc., 8.25%, 9/1/2021		215,000	227,900
Chesapeake Energy Corp.:
6.875%, 11/15/2020		360,000	341,100
7.25%, 12/15/2018		1,490,000	1,445,300
9.5%, 2/15/2015		2,830,000	2,985,650
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		380,000	361,000
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		235,000	203,275
Cimarex Energy Co., 5.875%, 5/1/2022		240,000	246,000
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	333,350
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		140,000	143,150
8.5%, 12/15/2019		140,000	144,200
CONSOL Energy, Inc.:
6.375%, 3/1/2021		95,000	86,925
8.0%, 4/1/2017		680,000	681,700
8.25%, 4/1/2020		325,000	325,000
Continental Resources, Inc.:
7.125%, 4/1/2021		175,000	192,500
7.375%, 10/1/2020		200,000	220,000
8.25%, 10/1/2019		105,000	116,550
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		115,000	114,138
8.875%, 2/15/2018		345,000	362,250
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	433,500
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		290,000	290,000
El Paso Corp., 7.25%, 6/1/2018		455,000	515,712
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	994,850
Frontier Oil Corp., 8.5%, 9/15/2016		300,000	317,250
Genesis Energy LP, 7.875%, 12/15/2018		250,000	253,125
Global Geophysical Services, Inc., 10.5%, 5/1/2017		380,000	370,500
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		145,000	151,888
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		125,000	124,375
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	585,650
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		190,000	195,700
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	604,837
144A, 6.5%, 5/15/2019		20,000	19,400
MEG Energy Corp., 144A, 6.5%, 3/15/2021		240,000	244,800
Newfield Exploration Co.:
5.75%, 1/30/2022		450,000	473,625
7.125%, 5/15/2018		1,160,000	1,229,600
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		610,000	606,950
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	180,000
7.25%, 2/1/2019		125,000	128,750
Offshore Group Investments Ltd.:
11.5%, 8/1/2015		155,000	165,075
144A, 11.5%, 8/1/2015		55,000	58,575
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		200,000	189,500
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		150,000	149,625
144A, 6.25%, 11/15/2021		175,000	174,562
Plains Exploration & Production Co.:
6.125%, 6/15/2019		265,000	257,050
6.75%, 2/1/2022		485,000	480,150
7.625%, 6/1/2018		340,000	357,850
Regency Energy Partners LP:
6.875%, 12/1/2018		210,000	219,450
9.375%, 6/1/2016		384,000	420,480
SandRidge Energy, Inc., 7.5%, 3/15/2021		245,000	237,650
SESI LLC:
6.375%, 5/1/2019		245,000	257,250
144A, 7.125%, 12/15/2021		795,000	866,550
Stone Energy Corp., 8.625%, 2/1/2017		70,000	71,750
Swift Energy Co., 7.875%, 3/1/2022		485,000	489,850
Venoco, Inc., 8.875%, 2/15/2019		305,000	280,600
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		505,000	500,581
144A, 6.0%, 1/15/2022		370,000	356,125
			23,657,423
Financials 23.3%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		245,000	218,050
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017		790,000	782,100
Ally Financial, Inc.:
5.5%, 2/15/2017		440,000	440,396
6.25%, 12/1/2017		550,000	564,322
8.0%, 3/15/2020		705,000	794,887
8.3%, 2/12/2015		805,000	861,350
AmeriGas Finance LLC:
6.75%, 5/20/2020		125,000	123,125
7.0%, 5/20/2022		125,000	122,500
Antero Resources Finance Corp.:
7.25%, 8/1/2019		305,000	310,338
9.375%, 12/1/2017		195,000	210,600
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		522,160	539,130
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	903,900
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		455,000	487,988
Case New Holland, Inc., 7.875%, 12/1/2017		645,000	735,300
CIT Group, Inc.:
144A, 4.75%, 2/15/2015		1,880,000	1,870,600
5.0%, 5/15/2017		230,000	225,975
5.25%, 3/15/2018		645,000	635,325
144A, 7.0%, 5/2/2017		935,635	934,465
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		130,000	104,000
DPL, Inc., 144A, 6.5%, 10/15/2016		1,380,000	1,469,700
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	457,800
E*TRADE Financial Corp.:
6.75%, 6/1/2016		385,000	390,775
12.5%, 11/30/2017		759,000	870,952
Everest Acquisition LLC:
144A, 6.875%, 5/1/2019		395,000	404,875
144A, 9.375%, 5/1/2020		90,000	92,250
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	144,375
144A, 7.5%, 5/4/2020		251,000	252,255
Ford Motor Credit Co., LLC:
3.875%, 1/15/2015		2,780,000	2,895,826
5.0%, 5/15/2018		435,000	475,234
5.875%, 8/2/2021		325,000	369,178
6.625%, 8/15/2017		360,000	418,011
8.125%, 1/15/2020		225,000	285,759
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	248,125
144A, 5.875%, 1/31/2022		220,000	218,900
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	188,100
144A, 6.5%, 9/15/2018		125,000	130,313
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	294,810	219
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		110,000	111,375
8.875%, 2/1/2018		1,465,000	1,457,675
International Lease Finance Corp.:
5.75%, 5/15/2016		115,000	115,088
6.25%, 5/15/2019		290,000	290,000
8.625%, 9/15/2015		245,000	267,050
8.625%, 1/15/2022		350,000	399,000
8.75%, 3/15/2017		1,035,000	1,148,850
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	472,500
Level 3 Financing, Inc.:
8.125%, 7/1/2019		215,000	215,000
144A, 8.625%, 7/15/2020		180,000	183,600
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		210,000	208,950
(REIT), 6.875%, 5/1/2021		305,000	314,150
National Money Mart Co., 10.375%, 12/15/2016		385,000	425,425
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	193,800
144A, 5.875%, 3/15/2022		310,000	314,650
NII Capital Corp., 7.625%, 4/1/2021		220,000	185,350
Nuveen Investments, Inc., 10.5%, 11/15/2015		525,000	530,250
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		430,000	449,350
9.25%, 4/1/2015		335,000	341,700
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		580,000	588,700
144A, 7.125%, 4/15/2019		995,000	1,022,362
144A, 7.75%, 10/15/2016		525,000	553,875
144A, 8.5%, 2/15/2021		120,000	111,300
144A, 9.0%, 4/15/2019		105,000	100,800
144A, 9.875%, 8/15/2019		100,000	99,750
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		475,000	491,031
144A, 7.75%, 2/15/2017	EUR	325,000	411,909
144A, 8.5%, 2/15/2019		200,000	210,250
144A, 8.75%, 2/15/2019	EUR	100,000	126,741
Tomkins LLC, 9.0%, 10/1/2018		108,000	118,665
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		195,000	192,075
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	237,350
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		425,000	432,438
144A, 7.375%, 5/15/2020		350,000	358,750
144A, 7.625%, 4/15/2022		350,000	357,875
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		675,000	747,563
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		1,130,000	1,231,700
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		200,000	171,000
144A, 11.75%, 7/15/2017	EUR	490,000	501,370
			35,866,265
Health Care 6.8%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		250,000	260,000
144A, 7.75%, 2/15/2019		315,000	324,450
Community Health Systems, Inc., 8.875%, 7/15/2015		137,000	140,511
HCA Holdings, Inc., 7.75%, 5/15/2021		605,000	621,638
HCA, Inc.:
5.875%, 3/15/2022		315,000	312,638
6.5%, 2/15/2020		3,645,000	3,850,031
7.5%, 2/15/2022		915,000	959,034
7.875%, 2/15/2020		855,000	938,362
8.5%, 4/15/2019		335,000	369,756
9.875%, 2/15/2017		224,000	244,160
Mylan, Inc., 144A, 7.875%, 7/15/2020		150,000	165,000
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		180,000	190,800
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	189,000
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,475,000	1,489,750
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	453,650
			10,508,780
Industrials 10.2%
Accuride Corp., 9.5%, 8/1/2018		205,000	214,225
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	530,400
Air Lease Corp., 144A, 5.625%, 4/1/2017		530,000	518,075
ARAMARK Corp., 8.5%, 2/1/2015		530,000	542,593
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		55,000	56,238
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		315,000	268,931
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		180,000	180,000
BE Aerospace, Inc.:
6.875%, 10/1/2020		190,000	208,525
8.5%, 7/1/2018		725,000	790,250
Belden, Inc., 7.0%, 3/15/2017		340,000	351,050
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		385,000	374,413
144A, 7.75%, 3/15/2020		1,365,000	1,498,087
Briggs & Stratton Corp., 6.875%, 12/15/2020		210,000	224,175
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	632,100
Cenveo Corp., 8.875%, 2/1/2018		555,000	502,275
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		425,000	412,250
Ducommun, Inc., 9.75%, 7/15/2018		180,000	190,350
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	433,037
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	117,875
FTI Consulting, Inc., 6.75%, 10/1/2020		850,000	894,625
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	207,188
H&E Equipment Services, Inc., 8.375%, 7/15/2016		635,000	654,050
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	315,675
7.125%, 3/15/2021		60,000	62,250
Interline Brands, Inc., 7.0%, 11/15/2018		300,000	309,000
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		700,000	777,000
Meritor, Inc.:
8.125%, 9/15/2015		155,000	164,881
10.625%, 3/15/2018		185,000	200,263
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		400,000	354,000
Navios South American Logistics, Inc., 9.25%, 4/15/2019		155,000	142,600
Nortek, Inc., 8.5%, 4/15/2021		380,000	368,600
Ply Gem Industries, Inc., 13.125%, 7/15/2014		80,000	79,400
RailAmerica, Inc., 9.25%, 7/1/2017		33,000	34,106
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		690,000	733,125
Sitel LLC, 11.5%, 4/1/2018		290,000	203,000
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	219,350
7.5%, 10/1/2017		210,000	224,700
Titan International, Inc., 7.875%, 10/1/2017		965,000	998,775
TransDigm, Inc., 7.75%, 12/15/2018		380,000	403,750
United Rentals North America, Inc., 10.875%, 6/15/2016		130,000	144,625
Welltec AS, 144A, 8.0%, 2/1/2019		200,000	190,000
			15,725,812
Information Technology 5.6%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		105,000	85,050
Aspect Software, Inc., 10.625%, 5/15/2017		350,000	367,500
Avaya, Inc., 144A, 7.0%, 4/1/2019		870,000	778,650
CDW LLC:
8.5%, 4/1/2019		310,000	318,525
144A, 8.5%, 4/1/2019		160,000	164,400
CommScope, Inc., 144A, 8.25%, 1/15/2019		495,000	509,231
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	164,250
Equinix, Inc.:
7.0%, 7/15/2021		250,000	266,875
8.125%, 3/1/2018		885,000	966,862
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		125,000	121,406
7.625%, 7/15/2017		100,000	108,875
144A, 7.625%, 7/15/2017		65,000	70,444
First Data Corp.:
144A, 7.375%, 6/15/2019		280,000	280,000
144A, 8.875%, 8/15/2020		500,000	533,750
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,110,000	1,168,275
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		540,000	548,100
7.625%, 6/15/2021		245,000	253,575
Jabil Circuit, Inc.:
5.625%, 12/15/2020		315,000	329,963
7.75%, 7/15/2016		135,000	152,888
MasTec, Inc., 7.625%, 2/1/2017		475,000	490,437
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		130,000	125,775
Seagate HDD Cayman, 7.0%, 11/1/2021		75,000	78,750
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		305,000	305,763
SunGard Data Systems, Inc., 10.25%, 8/15/2015		410,000	421,275
ViaSat, Inc., 144A, 6.875%, 6/15/2020		60,000	60,000
			8,670,619
Materials 16.1%
Aleris International, Inc., 7.625%, 2/15/2018		115,000	117,013
APERAM, 144A, 7.375%, 4/1/2016		230,000	211,600
Appleton Papers, Inc., 11.25%, 12/15/2015		202,000	212,605
Ball Corp.:
7.125%, 9/1/2016		1,210,000	1,312,850
7.375%, 9/1/2019		135,000	147,825
Berry Plastics Corp.:
8.25%, 11/15/2015		630,000	666,225
9.5%, 5/15/2018		190,000	194,750
9.75%, 1/15/2021		230,000	239,200
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	140,000	152,337
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		134,989	134,314
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		545,000	470,062
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	415,738
Clondalkin Acquisition BV, 144A, 2.474%**, 12/15/2013		1,435,000	1,291,500
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	405,650
Crown Americas LLC:
6.25%, 2/1/2021		55,000	59,538
7.625%, 5/15/2017		1,345,000	1,452,600
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		655,000	671,375
144A, 9.875%, 6/15/2015		250,000	226,250
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	248,675
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	363,850
144A, 6.875%, 4/1/2022		270,000	259,875
144A, 7.0%, 11/1/2015		140,000	140,000
144A, 8.25%, 11/1/2019		615,000	634,987
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		776,436	703,684
10.0%, 3/31/2015		764,160	738,408
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,300,000	1,492,760
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		70,000	77,175
9.5%, 6/15/2017		750,000	828,750
Greif, Inc., 7.75%, 8/1/2019		110,000	123,200
Hexcel Corp., 6.75%, 2/1/2015		448,000	452,480
Huntsman International LLC:
8.625%, 3/15/2020		350,000	390,250
8.625%, 3/15/2021		140,000	156,800
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		155,000	162,363
JMC Steel Group, 144A, 8.25%, 3/15/2018		180,000	181,800
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		300,000	301,500
Koppers, Inc., 7.875%, 12/1/2019		425,000	453,687
Kraton Polymers LLC, 6.75%, 3/1/2019		250,000	256,250
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		180,000	178,650
LyondellBasell Industries NV:
144A, 5.0%, 4/15/2019		390,000	396,825
144A, 6.0%, 11/15/2021		120,000	128,400
Molycorp, Inc., 144A, 10.0%, 6/1/2020		235,000	234,413
Momentive Performance Materials, Inc.:
9.0%, 1/15/2021		140,000	105,700
9.5%, 1/15/2021	EUR	200,000	180,529
Novelis, Inc.:
8.375%, 12/15/2017		905,000	954,775
8.75%, 12/15/2020		435,000	460,012
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	251,968
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		1,960,000	2,165,800
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	283,500
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	322,400
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		660,000	702,900
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		275,000	287,375
United States Steel Corp., 7.375%, 4/1/2020		490,000	477,750
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	472,062
Vulcan Materials Co., 6.5%, 12/1/2016		620,000	641,700
Wolverine Tube, Inc., 6.0%, 6/28/2014		123,809	116,207
			24,708,892
Telecommunication Services 17.1%
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		125,000	134,375
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		960,000	979,200
8.375%, 10/15/2020		1,050,000	1,031,625
8.75%, 3/15/2018		1,295,000	1,201,112
CPI International, Inc., 8.0%, 2/15/2018		135,000	120,825
Cricket Communications, Inc.:
7.75%, 5/15/2016		995,000	1,049,725
7.75%, 10/15/2020		1,810,000	1,656,150
10.0%, 7/15/2015		730,000	746,425
Crown Castle International Corp., 7.125%, 11/1/2019		280,000	300,650
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		260,000	265,200
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	193,500
144A, 8.25%, 9/1/2017		1,625,000	1,633,125
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	529,971	197
Frontier Communications Corp.:
7.875%, 4/15/2015		70,000	75,425
8.25%, 4/15/2017		405,000	418,162
8.5%, 4/15/2020		540,000	541,350
8.75%, 4/15/2022		70,000	70,525
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		715,000	711,425
7.5%, 4/1/2021		920,000	920,000
8.5%, 11/1/2019		620,000	677,350
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,315,000	1,291,987
11.5%, 2/4/2017 (PIK)		1,763,437	1,732,577
iPCS, Inc., 2.591%**, 5/1/2013		180,000	176,400
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		350,000	338,625
7.875%, 9/1/2018		435,000	439,350
Nextel Communications, Inc.:
Series E, 6.875%, 10/31/2013		1,500,000	1,500,000
Series D, 7.375%, 8/1/2015		615,000	601,162
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	196,000
Qwest Communications International, Inc., 7.125%, 4/1/2018		2,595,000	2,741,449
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		71,000	75,793
8.25%, 8/15/2019		97,000	105,245
Sprint Nextel Corp.:
6.0%, 12/1/2016		1,680,000	1,537,200
144A, 9.125%, 3/1/2017		180,000	178,650
Syniverse Holdings, Inc., 9.125%, 1/15/2019		65,000	69,713
Telesat Canada, 144A, 6.0%, 5/15/2017		305,000	299,662
West Corp.:
7.875%, 1/15/2019		75,000	75,188
8.625%, 10/1/2018		40,000	41,700
Windstream Corp.:
7.0%, 3/15/2019		515,000	504,700
7.5%, 4/1/2023		350,000	336,000
7.75%, 10/15/2020		185,000	185,000
7.875%, 11/1/2017		710,000	756,150
8.125%, 9/1/2018		300,000	311,250
			26,220,147
Utilities 4.2%
AES Corp.:
7.75%, 10/15/2015		1,135,000	1,259,850
8.0%, 10/15/2017		440,000	488,400
8.0%, 6/1/2020		480,000	540,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		490,000	512,050
144A, 7.875%, 7/31/2020		345,000	365,700
Edison Mission Energy, 7.0%, 5/15/2017		840,000	449,400
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		600,000	279,000
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		70,000	75,425
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	704,275
144A, 7.25%, 4/1/2016		315,000	341,775
NRG Energy, Inc.:
7.375%, 1/15/2017		900,000	929,250
7.625%, 1/15/2018		210,000	209,475
8.25%, 9/1/2020		230,000	226,550
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		145,000	34,800
			6,415,950
Total Corporate Bonds (Cost $191,372,189)			193,751,520

Government & Agency Obligations 3.4%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017		690,000	666,456
Republic of Poland, 5.125%, 4/21/2021		2,110,000	2,234,068
Russian Federation, 144A, 5.0%, 4/29/2020		2,165,000	2,294,900
Total Government & Agency Obligations (Cost $4,982,182)			5,195,424

Loan Participations and Assignments 10.0%
Senior Loans** 9.5%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2020*		466,667	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		82,081	37,757
Caesars Entertainment Operating Co., Term Loan B6, 5.489%, 1/26/2018		120,000	106,200
Clear Channel Communication, Inc., Term Loan B, 3.889%, 1/28/2016		286,320	224,005
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		2,394,000	2,364,374
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		375,000	377,438
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,091,750	1,068,774
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		381,258	377,944
Ineos U.S. Finance LLC, 6 year Term Loan, 6.5%, 5/4/2018		1,000,000	983,210
Kabel Deutschland GmbH, Term Loan F, 4.25%, 2/1/2019		2,465,000	2,433,423
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		688,275	693,093
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		441,000	436,773
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		437,213	439,180
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		2,798,304	2,793,057
TowerCo Finance LLC, Term Loan B, 4.5%, 2/2/2017		371,250	371,948
Transdigm, Inc., Term Loan B2, 4.0%, 2/14/2017		1,570,000	1,564,851
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		671,500	436,626
			14,708,653
Sovereign Loan 0.5%
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	743,067
Total Loan Participations and Assignments (Cost $16,291,113)			15,451,720

Convertible Bonds 0.3%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020		195,000	297,837
Sonic Automotive, Inc., 5.0%, 10/1/2029		80,000	107,900
Total Convertible Bonds (Cost $275,200)			405,737

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $398,849)		810,000	630,787

	Units	Value ($)

Other Investments 0.1%
Consumer Discretionary 0.0%
AOT Bedding Super Holdings LLC* (b)	25	23,403
Financials 0.1%
Ashton Woods* "B"	0.177	131,422
Total Other Investments (Cost $27,620)		154,825

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	14,706	7,353
Postmedia Network Canada Corp.*	8,619	15,480
Trump Entertainment Resorts, Inc.*	51	0
Vertis Holdings, Inc.*	520	5
		22,838
Industrials 0.0%
Congoleum Corp.*	14,300	0
Quad Graphics, Inc.	44	556
		556
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	0
GEO Specialty Chemicals, Inc. 144A*	1,283	0
Wolverine Tube, Inc.*	5,489	134,426
		134,426
Total Common Stocks (Cost $394,161)		157,820

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	165
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	775	8,224
Total Warrants (Cost $124,997)		8,389

Cash Equivalents 5.2%
Central Cash Management Fund, 0.14% (c) (Cost $8,069,493)	8,069,493	8,069,493

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $221,935,804)+	145.5	223,825,715
Notes Payable	(48.1)	(74,000,000)
Other Assets and Liabilities, Net	2.6	4,002,298
Net Assets	100.0	153,828,013

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.50%	6/15/2020	466,667	USD	467,631	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	82,081	USD	78,935	37,757
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	529,971	EUR	721,442	197
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	455,000	USD	456,800	284
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	294,810	EUR	84,504	219
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	671,500	USD	671,080	436,626
					2,480,392	475,083

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2012.

+ The cost for federal income tax purposes was $227,398,731. At May 31, 2012, net unrealized depreciation for all securities based on tax cost was $3,573,016. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,769,084 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,342,100.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	25,000	23,403	0.02

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

At May 31, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (d)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (e)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	865,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	53,420	(4,305)	57,725
6/21/2010 9/20/2013	405,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	25,011	4,964	20,047
6/21/2010 9/20/2015	1,220,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	131,237	(27,925)	159,162
12/20/2011 3/20/2017	440,000	4	5.0%	CIT Group, Inc., 5.50%, 2/15/2019, BB-	31,647	17,815	13,832
Total unrealized appreciation							250,766

(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 Bank of America

4 Credit Suisse

As of May 31, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	2,884,500	USD	3,624,720	6/25/2012	57,626	Citigroup, Inc.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	25,604	EUR	20,700	6/25/2012	(5)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$192,193,221	$1,558,299	$193,751,520
Government & Agency Obligations	—	5,195,424	—	5,195,424
Loan Participations and Assignments	—	15,451,720	0	15,451,720
Convertible Bonds	—	405,737	—	405,737
Preferred Security	—	630,787	—	630,787
Other Investments	—	—	154,825	154,825
Common Stocks (f)	16,036	7,353	134,431	157,820
Warrants (f)	—	—	8,389	8,389
Short-Term Investments	8,069,493	—	—	8,069,493
Derivatives (g)	—	308,392	—	308,392
Total	$8,085,529	$214,192,634	$1,855,944	$224,134,107
Liabilities
Derivatives (g)	$—	$(5)	$—	$(5)
Total	$—	$(5)	$—	$(5)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds	Loan Participations and Assignments	Other Investments
Balance as of November 30, 2011	$1,639,559	$0	$25,000
Net realized gain (loss)	(528,485)	—	—
Change in unrealized appreciation (depreciation)	524,600	0	129,825
Amortization premium/discount	7,416	—	—
Purchases	13,690	—	—
(Sales)	(98,481)	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of May 31, 2012	$1,558,299	$0	$154,825
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2012	$60,679	$0	$129,825

	Common Stocks	Warrants	Total
Balance as of November 30, 2011	$152,871	$8,120	$1,825,550
Net realized gain (loss)	—	—	(528,485)
Change in unrealized appreciation (depreciation)	(18,440)	269	636,254
Amortization premium/discount	—	—	7,416
Purchases	—	—	13,690
(Sales)	—	—	(98,481)
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of May 31, 2012	$134,431	$8,389	$1,855,944
Net change in unrealized appreciation (depreciation) from investments still held as of May 31, 2012	$(18,440)	$269	$172,333

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $213,866,311)	$215,756,222
Investment in Central Cash Management Fund (cost $8,069,493)	8,069,493
Total investments in securities, at value (cost $221,935,804)	223,825,715
Cash	59,505
Foreign currency, at value (cost $5)	5
Interest receivable	3,908,266
Unrealized appreciation on swap contracts	250,766
Unrealized appreciation on forward foreign currency exchange contracts	57,626
Upfront payments paid on swap contracts	22,779
Other assets	66,938
Total assets	228,191,600
Liabilities
Notes payable	74,000,000
Interest on notes payable	41,838
Unrealized depreciation on forward foreign currency exchange contracts	5
Upfront payments received on swap contracts	32,230
Accrued management fee	110,806
Accrued Trustees' fees	2,222
Other accrued expenses and payables	176,486
Total liabilities	74,363,587
Net assets, at value	$153,828,013

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2012 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(389,730)
Net unrealized appreciation (depreciation) on: Investments	1,889,911
Swap contracts	250,766
Foreign currency	50,507
Accumulated net realized gain (loss)	(46,398,735)
Paid-in capital	198,425,294
Net assets, at value	$153,828,013
Net Asset Value
Net Asset Value per share ($153,828,013 ÷ 16,276,528 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.45

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2012 (Unaudited)
Investment Income
Income: Interest	$8,066,890
Dividends	11
Income distributions — Central Cash Management Fund	3,336
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	23,284
Total income	8,093,521
Expenses: Management fee	660,191
Services to shareholders	22,082
Custodian fee	17,324
Professional fees	44,226
Reports to shareholders	45,262
Trustees' fees and expenses	5,612
Interest expense	494,365
Stock exchange listing fees	15,799
Other	35,807
Total expenses	1,340,668
Net investment income	6,752,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	1,392,460
Swap contracts	63,247
Foreign currency	241,060
1,696,767
Change in net unrealized appreciation (depreciation) on: Investments	4,885,002
Swap contracts	92,811
Foreign currency	35,342
5,013,155
Net gain (loss)	6,709,922
Net increase (decrease) in net assets resulting from operations	$13,462,775

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$13,462,775
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(50,363,660)
Net purchases, sales and maturities of short-term investments	(6,874,324)
Net amortization of premium/(accretion of discount)	52,920
Proceeds from sales and maturities of long-term investments	44,744,093
(Increase) decrease in interest receivable	(11,508)
(Increase) decrease in other assets	9,491
(Increase) decrease in receivable for investments sold	3,886,209
(Increase) decrease in upfront payments paid/received on credit default swap contracts	(17,815)
Increase (decrease) in interest on notes payable	420
Increase (decrease) in payable for investments purchased — when-issued securities	(860,000)
Increase (decrease) in other accrued expenses and payables	1,660
Change in unrealized (appreciation) depreciation on investments	(4,885,002)
Change in unrealized (appreciation) depreciation on swap contracts	(92,811)
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(39,802)
Net realized (gain) loss from investments	(1,392,460)
Cash provided (used) by operating activities	(2,379,814)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	10,000,000
Distributions paid (net of reinvestment of distributions)	(7,561,567)
Cash provided (used) by financing activities	2,438,433
Increase (decrease) in cash	58,619
Cash at beginning of period	891
Cash at end of period (including foreign currency)	$59,510
Supplemental Disclosure
Reinvestment of distributions	$418,170
Interest paid on notes	$(493,945)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2012 (Unaudited)	Year Ended November 30, 2011
Operations: Net investment income	$6,752,853	$14,501,348
Net realized gain (loss)	1,696,767	(5,732,927)
Change in net unrealized appreciation (depreciation)	5,013,155	27,337
Net increase (decrease) in net assets resulting from operations	13,462,775	8,795,758
Distributions to shareholders from: Net investment income	(7,979,737)	(18,328,398)
Fund share transactions: Reinvestment of distributions	418,170	699,736
Increase (decrease) in net assets	5,901,208	(8,832,904)
Net assets at beginning of period	147,926,805	156,759,709
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $389,730 and $837,154, respectively)	$153,828,013	$147,926,805
Other Information
Shares outstanding at beginning of period	16,233,177	16,160,287
Shares issued to shareholders in reinvestment of distributions	43,351	72,890
Shares outstanding at end of period	16,276,528	16,233,177

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/12 (Unaudited)		2011	2010	2009	g	2008	g	2007	g
Selected Per Share Data
Net asset value, beginning of period	$9.11		$9.70	$8.89	$6.06		$10.85		$11.80
Income (loss) from investment operations: Net investment incomea	.42		.90	1.00	.89		.98		1.02
Net realized and unrealized gain (loss)	.41		(.36)	.68	2.80		(4.75)		(.93)
Total from investment operations	.83		.54	1.68	3.69		(3.77)		.09
Less distributions from: Net investment income	(.49)		(1.13)	(.87)	(.86)		(1.02)		(1.06)
NAV accretion resulting from repurchases of shares at a discount to NAVa	—		—	—	.00	***	—		—
Reimbursement by Advisor	—		—	—	—		—		.02
Net asset value, end of period	$9.45		$9.11	$9.70	$8.89		$6.06		$10.85
Market price, end of period	$9.98		$9.96	$10.02	$8.18		$5.04		$9.82
Total Return
Based on net asset value (%)b	9.13	**	5.70	19.83	66.75		(37.13	)d,f	.93	d,e
Based on market price (%)b	5.41	**	11.76	34.66	83.88		(41.98)		(12.02)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154		148	157	143		98		175
Ratio of expenses before fee reductions (including interest expense) (%)	1.73	*	1.61	1.79	1.93		2.54		2.97
Ratio of expenses after fee reductions (including interest expense) (%)	1.73	*	1.61	1.79	1.93		2.53		2.97
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.09	*	1.11	1.20	1.27		1.11		1.10
Ratio of net investment income (%)	8.69	*	9.35	10.65	11.91		10.19		8.75
Portfolio turnover rate (%)	21	**	60	68	59		53		57
Total debt outstanding at end of period ($ thousands)	74,000		64,000	65,000	65,000		45,800		56,500
Asset coverage per $1,000 of debtc	3,079		3,311	3,412	3,207		3,137		4,102

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Total return would have been lower had certain fees not been reduced.
e Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.10% lower.
f Includes a reimbursement from the Advisor to reimburse the effect of a loss incurred in violation of investment restrictions during the period. Excluding this reimbursement, total return would have been 0.16% lower.
g Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement. The amendments are the result of the work by the Financial Accounting Standards Board and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan at May 31, 2012.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of

Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $40,905,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2013 ($515,000), November 30, 2014 ($3,515,000), November 30, 2015 ($1,317,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,266,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2011 through November 30, 2011, the Fund incurred approximately $2,354,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended November 30, 2012.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, credit default swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position held at the Fund's custodian bank at May 31, 2012.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund also buys credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $2,490,000 to $2,930,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2012 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $2,935,000 to $3,708,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $175,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$57,626	$—	$57,626
Credit Contracts (b)	—	250,766	250,766
	$57,626	$250,766	$308,392

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts

(b) Unrealized appreciation on swap contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(5)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$255,564	$—	$255,564
Credit Contracts (b)	—	63,247	63,247
	$255,564	$63,247	$318,811

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from swap contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$39,802	$—	$39,802
Credit Contracts (b)	—	92,811	92,811
	$39,802	$92,811	$132,613

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on swap contracts

C. Purchases and Sales of Securities

During the six months ended May 31, 2012, purchases and sales of investment securities (excluding short-term instruments) aggregated $50,363,660 and $44,744,093, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2012, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DISC aggregated $11,468, of which $6,056 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,174, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

Security Lending Fees. Effective January 27, 2012, Deutsche Bank AG serves as securities lending agent for the Fund. For the period from January 27, 2012 through May 31, 2012, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $2,555.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

During the period covered by the report, the Fund was party to a revolving credit agreement funded by an asset-backed commercial paper conduit that allowed the Fund to borrow against a secured line of credit in an aggregate amount up to $75,000,000 (the "CP Conduit Facility"). Borrowings under the CP Conduit Facility were secured by a pledge of the Fund's portfolio securities. The CP Conduit Facility had a maturity date of June 21, 2012. At May 31, 2012, the note payable under the CP Conduit Facility represented a secured loan of $74,000,000. The note bore interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line was charged to the Fund and is included with "interest expense" in the Statement of Operations.

Under the CP Conduit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2012 was approximately $69,672,000, with a weighted average annual borrowing cost of 1.42%. The borrowings were valued at cost, which approximates fair value.

Effective June 21, 2012, the CP Conduit Facility terminated and the Fund entered into a new secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $75,000,000 (the "New Credit Facility"). The proceeds from the New Credit Facility were initially used to pay off the balance of the CP Conduit Facility. The New Credit Facility has an initial scheduled maturity date of June 21, 2013 (the "Initial Scheduled Maturity Date"). Unless the New Credit Facility is terminated or not extended by the Lender in accordance with its terms, (i) the Initial Scheduled Maturity Date automatically extends by six months on the date that is six months after June 21, 2012; and (ii) each Subsequent Scheduled Maturity Date (as defined in the New Credit Facility) automatically extends by six months on each date occurring every six months thereafter.

Loans under the New Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the New Credit Facility) plus 1.25%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the New Credit Facility. At June 21, 2012, under the New Credit Facility, the outstanding loans balance was $65,000,000 and the annualized interest rate ranged from 1.45% to 1.72%.

In addition, a commitment fee is charged to the Fund at a rate of 0.25% per annum on the unused portion of the aggregate commitment under the New Credit Facility.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders, and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the New Credit Facility. Such restrictions and covenants contained in the New Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2012, the Fund did not repurchase shares.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KHI
CUSIP Number	23337C 208

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

DWS INVESTMENTS
Deutsche Bank Group
222 SouthRiverside Plaza
Chicago, IL 60606-5808

HIT-3
(R-027922-1 7/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 30, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2012